Employee benefits - Costs recognized in the statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs recognized in the statement of comprehensive income
Others comprehensive income	$ (5,492)	$ (848)	$ (3,399)
Overfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(173)	(166)	(163)
Effect of changes actuarial assumptions	(118)	(718)	(679)
Return on plan assets (excluding interest income)	(114)	757	479
Change of asset ceiling	278	(60)	172
Others			(1)
Total	46	(21)	(29)
Deferred income tax	(15)	7	10
Others comprehensive income	31	(14)	(19)
Translation adjustments	41	7	23
Transfers/ disposal			(7)
Accumulated other comprehensive income	(101)	(173)	(166)
Underfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(459)	(468)	(496)
Effect of changes actuarial assumptions	(271)	(373)	172
Return on plan assets (excluding interest income)	305	385	(144)
Others	9
Total	43	12	28
Deferred income tax	(12)	(5)	(7)
Others comprehensive income	31	7	21
Translation adjustments	28	2	11
Transfers/ disposal			(4)
Accumulated other comprehensive income	(400)	(459)	(468)
Other benefits
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(238)	(128)	(189)
Effect of changes actuarial assumptions	(243)	(176)	32
Others	11		(1)
Total	(232)	(176)	31
Deferred income tax	82	63	(8)
Others comprehensive income	(150)	(113)	23
Translation adjustments	25	3	10
Transfers/ disposal			28
Accumulated other comprehensive income	$ (363)	$ (238)	$ (128)